                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ____
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael F. Goss
Title:   Managing Director, Chief Financial Officer and Secretary
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss            Boston, MA                 2/14/06
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

*Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, and (iii) administrative member of Bain Capital Integral Investors, LLC.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number       Name
         28-
         ----------------------
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      7

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: 1,075,909
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     1     28-11209               Bain Capital VI Coinvestment Fund, L.P.

     2     ___________________    Bain Capital VII Coinvestment Fund, LLC

     3     ___________________    Bain Capital VII Coinvestment Fund, L.P.

     4     28-11264               Bain Capital Fund VI, L.P.

     5     ___________________    Bain Capital Integral Investors, LLC

     6     28-11188               Bain Capital Partners VI, L.P.

     7     ___________________    Bain Capital Partners VII, L.P.

                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 12/31/05

        Column 1            Column 2    Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
------------------------ -------------- --------- ----------     -------- ---------- -------- ----------------
                                                                                              Voting Authority
                                                  Shares or       Value   Investment  Other   ----------------
Name of Issuer           Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
------------------------ -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
Dominos Pizza Inc.            Com       25754A201 20,607,566 SH  498,703    Sole               X
                                                     682,640 SH   16,520    Other                    X
Taleo Corp                    Com       87424N104  3,314,497 SH   44,017    Sole               X
SMTC Corp                     Com       832682207    640,368 SH      884    Sole               X
Warner Music Group Corp.      Com       934550104 24,090,064 SH  464,216    Sole               X
Eschelon Telecom, Inc.        Com       296290109  3,670,394 SH   51,569    Sole               X